Income/(loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic EPS
The computation of basic income per share (“EPS”) is based on the weighted average number of shares outstanding during the period.

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Basic income per share	0.15	0.13	0.08	0.18
Diluted income per share	0.14	0.12	0.08	0.18

Issued ordinary shares at the end of the period	244,400,000	264,080,391	244,400,000	264,080,391

Net income - basic	35.1	31.7	18.2	46.1
Convertible bond interest using the if converted method	3.0	3.0	—	6.0
Net income - diluted	38.1	34.7	18.2	52.1

Weighted average numbers of shares outstanding for the period, basic	238,907,129	251,189,331	241,134,285	251,953,928
Dilutive effect of share options and RSU (1)	34,970,601	37,247,299	1,228,215	37,395,409
Weighted average numbers of shares outstanding for the period, diluted	273,877,730	288,436,630	242,362,500	289,349,337
(1) For the three months ended June 30, 2025, 3,931,663 share options, 136,610 restricted stock units using the treasury stock method and 34,507,611 shares issuable upon exercise of our Convertible Bonds with a conversion price of $6.9376 per share have been included as they are dilutive. For the six months ended June 30, 2025, 3,931,663 share options using the treasury stock method have been included as they are dilutive. For the three and six months ended June 30, 2024, 8,118,362 share options and 862,780 restricted stock units using the treasury stock method and 33,554,319 shares issuable upon exercise of our Convertible Bonds with a conversion price of $7.1347 per share, have been included as they are dilutive.
The following potential share issuances effects of Convertible Bonds, share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the periods presented because the effects were anti-dilutive.

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Convertible bonds	—	—	34,507,611	—
Share options	8,689,997	2,100,000	8,689,997	2,100,000
Performance stock units	750,000	750,000	750,000	750,000
Restricted share units	750,000	—	886,610	—